UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number: 811-06351


                         Name and Address of Registrant:

                               Green Century Funds
                                114 State Street
                                    Suite 200
                           Boston, Massachusetts 02109


                     Name and address of agent for service:

                     Green Century Capital Management, Inc.
                                114 State Street
                                    Suite 200
                           Boston, Massachusetts 02109


                  Registrant's telephone number: (617) 482-0800


                        Date of fiscal year end: July 31

                    Date of reporting period: April 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

The Schedule of Investments for the Green Century Balanced Fund is set forth below. The Green Century Equity Fund is a "feeder fund" and invests its assets in the Domini Social Index Trust. Effective June 1, 2006, the Domini Social Index Trust changed its name to Domini Social Equity Trust. The Schedule of Investments of the Domini Social Index Trust is set forth below.

           GREEN CENTURY BALANCED FUND
             PORTFOLIO OF INVESTMENTS

                  April 30, 2006
                   (Unaudited)

                                                                SHARES       VALUE
COMMON STOCKS                                           68.4%

DIVERSIFIED FINANCIAL SERVICES -                         6.9%
American Express Company                                          17,780     $ 956,742
CIT Group, Inc.                                                    9,200       496,892
Citigroup, Inc.                                                   18,980       948,051
JPMorgan Chase & Company                                          21,570       978,847
SLM Corporation                                                    5,485       290,047
                                                                          ------------
                                                                             3,670,579
                                                                          ------------
HEALTHCARE PRODUCTS -                                    6.8%
Dentsply International, Inc.                                      14,400       859,248
Johnson & Johnson                                                 21,590     1,265,390
Medtronic, Inc.                                                   17,320       868,079
Merge Technologies, Inc. (b)                                       6,540        82,666
St. Jude Medical, Inc. (b)                                        13,590       536,533
                                                                          ------------
                                                                             3,611,916
                                                                          ------------
INSURANCE -                                              6.3%
AFLAC, Inc.                                                        9,795       465,654
Ambac Financial Group, Inc.                                        5,260       433,214
American International Group, Inc.                                13,590       886,747
Chubb Corporation                                                 18,670       962,252
Philadelphia Consolidated Holding Corporation (b)                 18,775       622,016
                                                                          ------------
                                                                             3,369,883
                                                                          ------------
MANUFACTURING -                                          6.1%
3M Company                                                        11,945     1,020,461
Air Products & Chemicals, Inc.                                     3,400       232,968
Ecolab Inc.                                                       11,000       415,800
Illinois Tool Works, Inc.                                         13,995     1,437,286
Intermagnetics General Corporation (b)                             5,995       130,211
                                                                          ------------
                                                                             3,236,726
                                                                          ------------
COMPUTERS -                                              4.9%
Apple Computer, Inc. (b)                                           2,885       203,075
Cisco Systems, Inc. (b)                                           52,090     1,091,285
EMC Corporation (b)                                               69,580       940,026
Hewlett-Packard Company                                           12,000       389,640
                                                                          ------------
                                                                             2,624,026
                                                                          ------------
SOFTWARE -                                               4.1%
Microsoft Corporation                                             35,785       864,208
Oracle Corporation (b)                                            71,760     1,046,978
Satyam Computer Services (c)                                       7,730       278,125
                                                                          ------------
                                                                             2,189,311
                                                                          ------------
BANKS -                                                  3.9%
Bank of America Corporation                                       19,970       996,902
East West Bancorp, Inc.                                            7,125       282,649
HDFC Bank Ltd. American Depository Receipt (c)                    13,280       781,130
                                                                          ------------
                                                                             2,060,681
                                                                          ------------
TRANSPORTATION -                                         3.6%
East Japan Railway Company (c)                                        56       435,937
FedEx Corporation                                                  3,920       451,310
United Parcel Service, Inc.                                       12,450     1,009,322
                                                                          ------------
                                                                             1,896,569
                                                                          ------------
ALTERNATIVE/RENEWABLE ENERGY -                           2.5%
FuelCell Energy, Inc. (b)                                         16,225       213,034
Gamesa Corporation Tecnologica, S.A. (c)                          28,470       617,906
Powershares Wilderhill Clean Energy Portfolio (b)                 22,440       503,778
                                                                          ------------
                                                                             1,334,718
                                                                          ------------
BIOTECHNOLOGY -                                          2.4%
Amgen, Inc. (b)                                                   11,100       751,470
Novozymes A/S (c)                                                  6,860       534,594
                                                                          ------------
                                                                             1,286,064
                                                                          ------------
ELECTRICAL COMPONENTS & EQUIPMENT -                      2.3%
Emerson Electric Company                                          14,455     1,227,952
                                                                          ------------

AUTO PARTS & EQUIPMENT -                                 2.2%
Johnson Controls, Inc.                                            14,600     1,190,630
                                                                          ------------
MEDIA -                                                  2.0%
Getty Images, Inc. (b)                                             2,550       163,225
McGraw-Hill Companies, Inc.                                       16,310       907,815
                                                                          ------------
                                                                             1,071,040
                                                                          ------------




                                                                SHARES       VALUE

INTERNET -                                               1.8%
Internet Security Systems (b)                                     43,570     $ 977,711
                                                                          ------------
PACKAGING & CONTAINERS -                                 1.8%
Sealed Air Corporation                                            17,560       945,606
                                                                          ------------
HEALTHCARE SERVICES -                                    1.4%
United Health Group, Inc.                                         14,910       741,623
                                                                          ------------
FOOD & BEVERAGE -                                        1.3%
Green Mountain Coffee Roasters, Inc. (b)                           4,755       189,249
JM Smucker Company                                                13,380       525,299
                                                                          ------------
                                                                               714,548
                                                                          ------------
SEMICONDUCTORS -                                         1.3%
Analog Devices, Inc.                                              18,590       704,933
                                                                          ------------
TELECOMMUNICATIONS -                                     1.3%
Bell South Corporation                                            19,845       670,364
                                                                          ------------
ELECTRONICS -                                            1.1%
Itron, Inc. (b)                                                              2,195,115
NAM TAI Electronics, Inc. (c)                                     18,350       414,343
                                                                          ------------
                                                                               609,458
                                                                          ------------
HEALTHY LIVING -                                         1.1%
United Natural Foods, Inc. (b)                                    12,625       403,621
Whole Foods Market, Inc.                                           3,270       200,713
                                                                          ------------
                                                                               604,334
                                                                          ------------
COMMERCIAL SERVICES -                                    0.7%
Bright Horizons Family Solutions, Inc. (b)                         9,820       390,050
                                                                          ------------
RETAIL -                                                 0.7%
Staples, Inc.                                                     14,410       380,568
                                                                          ------------
AUTO MANUFACTURING -                                     0.5%
Toyota Motor Corporation American
  Depository Receipt (c)                                           2,460       288,140
                                                                          ------------
PHARMACEUTICALS -                                        0.5%
Teva Pharmaceutical Industries Ltd.
 American Depository Receipt (c)                                   6,885       278,843
                                                                          ------------
DISTRIBUTION/WHOLESALE-                                  0.5%
W.W. Grainger, Inc.                                                3,200       246,144
                                                                          ------------
APPAREL -                                                0.4%
The Timberland Company (b)                                         5,630       191,701
                                                                          ------------
Total Common Stocks
     (Cost $33,851,325)                                                     36,514,118
                                                                          ------------

                                                                 PRINCIPAL
                                                                  AMOUNT
CORPORATE BONDS & NOTES                                 19.1%

TELECOMMUNICATIONS -                                     2.9%
AT&T Corporation
   9.05%, due 11/15/11                                        $1,000,000     1,079,562
Bell South Corporation
   4.75%, due 11/15/12                                           500,000       471,670
                                                                          ------------
                                                                             1,551,232
                                                                          ------------
FOOD & BEVERAGE -                                        2.5%
Dean Foods Company
   8.15%, due 8/1/07                                           1,300,000     1,332,500
                                                                          ------------
OFFICE EQUIPMENT -                                       1.9%
Xerox Corporation
   7.625%, due 6/15/13                                         1,000,000     1,037,500
                                                                          ------------
COMPUTERS -                                              1.9%
IBM Corporation
   6.45%, due 8/01/07                                            500,000       506,860
Lexmark International, Inc.
   6.75%, due 5/15/08                                            500,000       508,935
                                                                          ------------
                                                                             1,015,795
                                                                          ------------
BANKS -                                                  1.8%
Fleet National Bank
   5.75%, due 1/15/09                                            500,000       504,671
M&I Marshall & Ilsley Bank
   3.95%, due 8/14/09                                            500,000       479,490
                                                                          ------------
                                                                               984,161
                                                                          ------------
HEALTHCARE -                                             1.8%

HCA, Inc.
   6.30%, due 10/1/12                                          1,000,000       975,811
                                                                          ------------


                                                                 PRINCIPAL
                                                                  AMOUNT        VALUE
DIVERSIFIED FINANCIALS -                                 1.8%
JPMorgan Chase & Company
  4.60%, due 1/17/11                                           $ 500,000     $ 480,681
JPMorgan Chase & Company
  4.50%, due 1/15/12                                             500,000       474,423
                                                                          ------------
                                                                               955,104
                                                                          ------------
HEALTHY LIVING -                                         1.8%
NBTY, Inc. (f)
   7.125%, due 10/1/15                                         1,000,000       950,000
                                                                          ------------

AUTO MANUFACTURING -                                     0.9%
Toyota Motor Credit Corporation
   4.125%, due 7/25/17 (c)(e)                                    500,000       480,422
                                                                          ------------

TRANSPORTATION -                                         0.9%
Ryder System, Inc.
   4.625%, due 4/01/10                                           500,000       476,554
                                                                          ------------

HOUSEWARES -                                             0.9%
Newell Rubbermaid, Inc.
   4.00%, due 05/01/10                                           500,000       468,231
                                                                          ------------

Total Corporate Bonds and Notes
   (Cost $10,475,630)                                                       10,227,310
                                                                          ------------

U.S GOVERNMENT AGENCIES                                  9.5%
Fannie Mae
  5.00%, due 11/14/08                                          $ 500,000       497,340
Fannie Mae
  5.50%, due 03/01/12                                            548,547       547,800
Federal Home Loan Bank
  4.6%, due 04/11/08                                             500,000       495,169
Federal Home Loan Bank
  5.14%, due 01/13/09                                            500,000       497,060
Federal Home Loan Bank
  4.265%, due 07/08/15                                           500,000       457,552
Freddie Mac
  5.00%, due 11/01/10                                            500,000       490,694
SLM Corporation
  4.00%, due 7/25/14 (d)                                       2,235,000     2,071,778
                                                                          ------------
Total U.S. Government Agencies
   (Cost $5,257,454)                                                         5,057,393
                                                                          ------------
SHORT TERM OBLIGATION                                    2.8%

Repurchase Agreement -
Investors Bank & Trust
Repurchase Agreement, 3.21%, dated 04/28/06, due 05/01/06,
proceeds $1,494,874 (collateralized by U.S.Treasury Bonds,
7.25%, due 05/15/2016, value $1,524,363) (Cost $1,271,924)                 $ 1,494,474
                                                                          ------------
TOTAL INVESTMENTS (A)                                   99.8%
   (Cost $51,079,283)                                                       53,293,295

Other Assets Less Liabilities                            0.2%                  127,176
                                                                          ------------
NET ASSETS                                             100.0%             $ 53,420,471
                                                                          ============


(a) The cost of investments for federal income tax purposes is $51,084,840 resulting in gross unrealized appreciation and depreciation of $3,650,251 and $1,441,396, respectively, or net unrealized appreciation of $2,208,855.

(b) Non-income producing security.

(c) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(d) Floating rate bond. Rate shown is currently in effect at April 30, 2006.

(e) Step rate bond. Rate shown is currently in effect at April 30, 2006.

(f) The following securities were purchased under Rule 144A of the Securities Act of 1933:

                                             Acquisition
Description                                  Date           Cost         Value
--------------------------------------------------------------------------------
NBTY, Inc.
7.125%, due 10/1/15                          9/20/2005    $1,000,000   $950,000


                      See Notes to Schedule of Investments

                          GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                        NOTES TO SCHEDULES OF INVESMENTS
                                   (UNAUDITED)


Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The Equity Fund invests substantially all of its assets in the Domini Social Index Trust (the "Index Trust"), an open-end, diversified management investment company having the same investment objective as the Fund. Effective June 1, 2006, the Index Trust changed its name to Domini Social Equity Trust. The Equity Fund accounts for its investment in the Index Trust as a partnership investment and records its share of the Index Trust income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Trust (2.27% at April 30, 2006). The Portfolio of Investments of the Index Trust are included elsewhere in this report.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:

     (A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

          EQUITY  FUND  INVESTMENT  VALUATION:   The  Equity  Fund  records  its
          investment in the Index Trust at fair value.

     (B)  BALANCED  FUND   SECURITIES   TRANSACTIONS   AND  INVESTMENT   INCOME:
          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

          EQUITY FUND SECURITIES  TRANSACTIONS,  INVESTMENT INCOME AND EXPENSES:
          The Equity Fund records daily its proportionate share of the Index Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

     (C) OPTIONS TRANSACTIONS: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

          The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to the bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

     (D) REPURCHASE AGREEMENTS: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

DOMINI SOCIAL INDEX TRUST

PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

SECURITY                                             SHARES   VALUE

CONSUMER DISCRETIONARY - 14.5%
              American Greetings Corporation, Class A  16,300      367,076
              AutoZone, Inc. (a)                       13,831    1,294,720
              Bandag, Inc.                              2,400       96,288
              Bed Bath & Beyond (a)                    70,500    2,703,675
              Best Buy Co., Inc.                      101,600    5,756,656
              Black & Decker Corp.                     19,200    1,797,312
              Bright Horizons Family Solutions, Inc. (a)6,400      254,208
              Centex Corporation                       30,600    1,701,360
              Champion Enterprises, Inc. (a)           20,200      308,252
              Charming Shoppes, Inc. (a)               24,400      335,500
              Circuit City Stores, Inc.                38,100    1,095,375
              Claire's Stores, Inc.                    24,800      873,456
              Comcast Corporation, Class A (a)        534,458   16,541,475
              Cooper Tire and Rubber Company           15,300      194,310
              Darden Restaurants, Inc.                 33,100    1,310,760
              DeVry, Inc. (a)                          15,000      387,900
              Disney (Walt) Company (The)             481,300   13,457,148
              Dollar General Corporation               79,151    1,381,976
              Dow Jones & Company                      14,800      547,156
              eBay, Inc. (a)                          288,672    9,933,204
              Emmis Communications Corporation, Class A 8,860      108,978
              Family Dollar Stores, Inc.               38,800      970,000
              Foot Locker, Inc.                        39,000      904,020
              Gaiam, Inc. (a)                           2,200       38,940
              Gap, Inc.                               143,397    2,594,052
              Genuine Parts Company                    43,500    1,898,775
              Harley-Davidson, Inc.                    68,100    3,462,204
              Harman International Industries, Inc.    16,320    1,435,997
              Hartmarx Corporation (a)                  8,500       73,100
              Home Depot, Inc. (The)                  530,944   21,200,594
              Horton (D.R.), Inc.                      68,333    2,051,357
              Interface, Inc., Class A (a)             11,400      146,604
              Johnson Controls, Inc.                   48,600    3,963,330
              KB Home                                  19,400    1,194,458
              Lee Enterprises, Inc.                    10,900      335,720
              Leggett & Platt, Incorporated            46,300    1,228,339
              Limited Brands                           87,430    2,241,705
              Liz Claiborne, Inc.                      26,200    1,023,110
              Lowe's Companies, Inc.                  195,400   12,319,970
              Mattel, Inc.                             96,785    1,565,981
              McDonald's Corporation                  314,100   10,858,437
              McGraw-Hill Companies                    91,800    5,109,588
              Media General, Inc., Class A              5,600      230,048
              Men's Wearhouse, Inc.                    13,050      462,492
              Meredith Corporation                     10,200      505,920
              Modine Manufacturing Company              8,700      252,387
              New York Times Company, Class A          36,800      912,272
              Newell Rubbermaid, Inc.                  68,178    1,869,441
              NIKE, Inc., Class B                      47,500    3,887,400
              Nordstrom, Inc.                          54,600    2,092,818
              Office Depot (a)                         74,100    3,006,978
              Omnicom Group, Inc.                      44,900    4,041,449
              Penney (J.C.) Company, Inc.              58,400    3,822,864
              Pep Boys -- Manny, Moe & Jack            14,000      208,180
              Phillips-Van Heusen Corporation           9,300      373,860
              Pixar                                    13,500      867,915
              Pulte Homes, Inc.                        53,700    2,005,695
              Radio One, Inc. (a)                       2,300       16,468
              RadioShack Corporation                   33,700      572,900
              Ruby Tuesday, Inc.                       13,700      407,849
              Russell Corporation                       8,300      150,230
              Scholastic Corporation (a)                9,700      257,438
              Scripps (E.W.) Company (The), Class A    21,400      986,112
              Snap-On Incorporated                     15,050      624,575
              Spartan Motors, Inc.                      3,100       43,462
              Stanley Works                            18,200      950,950
              Staples, Inc.                           182,084    4,808,838
              Starbucks Corporation (a)               190,814    7,111,638
              Stride Rite Corporation                   9,200      128,892
              Target Corporation                      219,700   11,666,070
              Tiffany & Co.                            36,100    1,259,529
              Timberland Company (The) (a)             13,400      456,270
              Time Warner, Inc.                     1,126,020   19,592,748
              TJX Companies, Inc.                     115,900    2,796,667
              Tribune Company                          65,456    1,887,096
              Tupperware Corporation                   12,400      261,640
              Univision Communications, Inc.,
                Class A (a)                            55,900    1,995,071
              Valassis Communications Inc. (a)         12,300      360,021
              Value Line, Inc.                            900       37,125
              Visteon Corporation (a)                  34,000      199,920
              Washington Post Company, Class B          1,500    1,149,000
              Wendy's International, Inc.              28,600    1,766,908
              Whirlpool Corporation                    19,036    1,708,481
                                                            --------------
                                                               220,798,683
                                                            --------------

CONSUMER STAPLES - 11.7%
              Alberto-Culver Company, Class B          18,850      847,685
              Albertson's, Inc.                        92,200    2,335,426
              Avon Products, Inc.                     113,200    3,691,452
              Campbell Soup Company                    46,400    1,491,296
              Chiquita Brands International, Inc.      10,800      175,176
              Church & Dwight Co., Inc.                15,600      572,052
              Clorox Company                           37,500    2,406,750
              Coca-Cola Company                       514,900   21,605,204
              Colgate-Palmolive Company               128,800    7,614,656
              Costco Wholesale Corporation            118,430    6,446,145
              CVS Corporation                         204,500    6,077,740
              Dean Foods (a)                           33,500    1,326,935
              Estee Lauder Companies, Inc. (The),
                Class A                                29,300    1,087,616
              General Mills Incorporated               89,000    4,391,260
              Green Mountain Coffee, Inc. (a)           1,800       71,640
              Hain Celestial Group, Inc. (The) (a)      8,700      234,030
              Heinz (H.J.) Company                     83,700    3,474,387
              Hershey Foods Corporation                44,800    2,389,632
              Kellogg Company                          62,800    2,908,268
              Kimberly-Clark Corporation              115,164    6,740,549
              Kroger Company                          181,300    3,673,138
              Longs Drug Stores Corporation             6,200      293,942
              McCormick & Company, Inc.                33,100    1,152,873
              PepsiAmericas, Inc.                      15,200      359,024
              PepsiCo, Inc.                           414,070   24,115,437
              Procter & Gamble Company                822,016   47,849,551
              Safeway, Inc.                           112,900    2,837,177
              Smucker (J.M.) Company                   15,105      593,022
              SUPERVALU, Inc.                          33,900      983,439
              Sysco Corporation                       154,800    4,626,972
              Tootsie Roll Industries, Inc.             6,837      199,982
              United Natural Foods, Inc. (a)           10,000      319,700
              Walgreen Company                        253,200   10,616,676
              Whole Foods Market, Inc.                 34,700    2,129,886
              Wild Oats Markets, Inc. (a)               6,550      112,529
              Wrigley (Wm.) Jr. Company                44,400    2,089,908
              Wrigley (Wm.) Jr. Company - Class B      11,100      524,753
                                                            --------------
                                                               178,365,908
                                                            --------------


ENERGY - 3.3%
              Anadarko Petroleum Corporation           57,685    6,046,542
              Apache Corporation                       82,824    5,884,645
              Chesapeake Energy Corp                   93,400    2,958,912
              Cooper Cameron Corp. (a)                 28,400    1,426,816
              Devon Energy Corporation                110,444    6,638,789
              EOG Resources, Inc.                      60,600    4,255,938
              Helmerich & Payne, Inc.                  13,000      945,620
              Kinder Morgan, Inc.                      26,400    2,323,728
              National Oilwell Varco, Inc. (a)         43,900    3,027,783
              Noble Energy, Inc.                       44,000    1,979,120
              Ormat Technologies, Inc.                  1,800       61,578
              Pioneer Natural Resources Company        32,200    1,378,804
              Rowan Companies, Inc.                    27,300    1,210,209
              Smith International                      50,300    2,124,169
              Sunoco, Inc.                             33,300    2,698,632
              Williams Companies, Inc.                148,600    3,258,798
              XTO Energy, Inc.                         91,600    3,879,260
                                                            --------------
                                                                50,099,343
                                                            --------------
FINANCIALS - 22.0%
              AFLAC, Inc.                             124,500    5,918,730
              Allied Capital Corporation               34,600    1,074,676
              AMBAC Financial Group, Inc.              26,400    2,174,304
              American Express Company                309,300   16,643,433
              AmSouth Bancorporation                   86,200    2,494,628

              BB&T Corporation                        133,800    5,745,372
              Capital One Financial Corporation        75,300    6,523,992
              Cathay General Bancorp                   12,790      489,345
              Chittenden Corporation                   11,920      328,515
              Chubb Corporation                       100,000    5,154,000
              Cincinnati Financial Corporation         43,817    1,868,357
              Comerica Incorporated                    40,700    2,314,609
              Edwards (A.G.), Inc.                     19,187    1,013,841
              Equity Office Properties Trust           92,200    2,978,060
              Fannie Mae                              241,865   12,238,369
              Fifth Third Bancorp                     138,911    5,614,783
              First Horizon National Corporation       31,200    1,323,504
              FirstFed Financial Corp. (a)              4,500      283,005
              Franklin Resources, Inc.                 38,100    3,547,872
              Freddie Mac                             172,900   10,557,274
              Genl Growth Properties                   60,134    2,823,291
              Golden West Financial                    64,000    4,599,680
              Hartford Financial Services Group (The)  75,700    6,959,101
              Heartland Financial USA, Inc.             3,000       70,230
              Janus Capital Group, Inc.                54,226    1,055,238
              KeyCorp                                 101,300    3,871,686
              Lincoln National Corporation             71,259    4,138,723
              M&T Bank Corp.                           19,800    2,364,120
              Maguire Properties, Inc.                  7,900      268,284
              Marsh & McLennan Companies, Inc.        136,700    4,192,589
              MBIA, Inc.                               33,400    1,991,642
              Medallion Financial Corp.                 4,300       57,233
              Mellon Financial Corporation            103,300    3,887,179
              Merrill Lynch & Co., Inc.               229,492   17,501,060
              MGIC Investment Corporation              21,700    1,534,190
              Moody's Corporation                      60,800    3,770,208
              Morgan (J.P.) Chase & Co.               871,092   39,530,155
              National City Corporation               136,800    5,047,920
              Northern Trust Corporation               46,600    2,744,274
              PNC Financial Services Group             73,000    5,217,310
              Popular, Inc.                            66,896    1,383,409
              Principal Financial Group, Inc.          69,900    3,586,569
              Progressive Corporation (The)            49,200    5,339,676
              Regions Financial Corp. (New)           113,900    4,158,489
              SAFECO Corporation                       31,000    1,608,900
              Schwab (Charles) Corporation            259,000    4,636,100
              SLM Corporation                         104,300    5,515,384
              Sovereign Bancorp                        89,300    1,979,781
              St. Paul Travelers Companies, Inc. (The)173,964    7,659,635
              State Street Corporation                 83,200    5,434,624
              SunTrust Banks, Inc.                     92,800    7,176,224
              Synovus Financial Corporation            78,850    2,207,800
              T. Rowe Price Group, Inc.                33,100    2,786,689
              TradeStation Group, Inc. (a)              5,100       81,294
              U.S. Bancorp                            450,121   14,151,804
              UnumProvident Corporation                75,800    1,539,498
              Wachovia Corporation                    405,543   24,271,749
              Wainwright Bank & Trust Co.               2,625       27,956
              Washington Mutual, Inc.                 247,842   11,167,761
              Wells Fargo & Company                   418,806   28,767,784
              Wesco Financial Corporation                 400      156,600
                                                            --------------
                                                               333,548,508
                                                            --------------

HEALTH CARE - 13.0%
              Affymetrix, Inc (a)                      16,700      478,455
              Allergan, Inc.                           37,905    3,893,602
              Amgen, Inc. (a)                         292,053   19,771,988
              Bard (C.R.), Inc.                        25,800    1,921,068
              Bausch & Lomb Incorporated               13,600      665,720
              Baxter International, Inc.              162,100    6,111,170
              Becton Dickinson and Company             61,800    3,895,872
              Biogen Idec, Inc. (a)                    85,950    3,854,858
              Biomet, Inc.                             62,400    2,320,032
              Boston Scientific Corporation (a)       290,119    6,742,366
              CIGNA Corporation                        30,300    3,242,100
              Cross Country Healthcare, Inc. (a)        3,800       68,856
              Dionex Corporation (a)                    5,000      300,600
              Fisher Scientific International (a)      30,900    2,179,995
              Forest Laboratories, Inc. (a)            81,400    3,286,932
              Gen-Probe, Inc. (a)                      12,300      657,681
              Genzyme Corporation (a)                  64,900    3,969,284
              Gilead Sciences (a)                     115,500    6,641,250
              Hillenbrand Industries, Inc.             15,500      796,080
              Hugoton Royalty Trust                     5,459      150,951

              Humana, Inc. (a)                         40,800    1,843,344
              IMS Health, Inc.                         51,313    1,394,687
              Invacare Corporation                      7,700      236,005
              Invitrogen Corporation (a)               13,300      877,933
              Johnson & Johnson                       743,780   43,592,945
              King Pharmaceuticals, Inc. (a)           60,300    1,048,617
              Manor Care, Inc.                         19,800      868,230
              McKesson HBOC, Inc.                      76,420    3,713,248
              MedImmune, Inc. (a)                      63,800    2,007,786
              Medtronic, Inc.                         301,700   15,121,204
              Merck & Co., Inc.                       546,600   18,813,972
              Millipore Corporation (a)                12,800      944,384
              Molina Healthcare, Inc. (a)               5,300      173,310
              Mylan Laboratories, Inc.                 54,675    1,194,102
              Patterson Cos., Inc. (a)                 34,200    1,114,236
              Quest Diagnostics Incorporated           40,700    2,268,211
              St. Jude Medical, Inc. (a)               91,600    3,616,368
              Stryker Corporation                      73,000    3,193,750
              Synovis Life Technologies, Inc. (a)       2,600       25,896
              Thermo Electron Corporation (a)          40,500    1,560,870
              UnitedHealth Group Incorporated         338,934   16,858,577
              Waters Corporation (a)                   25,800    1,169,256
              Watson Pharmaceuticals (a)               25,400      722,376
              Zimmer Holdings, Inc. (a)                61,900    3,893,510
                                                            --------------
                                                               197,201,677
                                                            --------------

INDUSTRIALS - 7.3%
              3M Company                              188,700   16,120,641
              Alaska Air Group, Inc. (a)                6,900      261,924
              American Power Conversion                43,400      965,216
              AMR Corporation (a)                      40,200      990,528
              Apogee Enterprises, Inc.                  7,400      120,102
              Avery Dennison Corporation               27,600    1,725,000
              Baldor Electric Company                   6,000      199,200
              Banta Corporation                         6,050      306,009
              Brady Corporation, Class A               12,000      431,640
              CLARCOR, Inc.                            12,900      451,500
              Cooper Industries, Inc., Class A         22,900    2,094,205
              Cummins, Inc.                            11,600    1,212,200
              Deere & Company                          59,200    5,196,576
              Deluxe Corporation                       13,100      312,304
              Donaldson Company, Inc.                  16,900      561,756
              Donnelley (R.R.) & Sons Company          53,700    1,809,153
              Emerson Electric Company                102,800    8,732,860
              Energy Conversion Devices (a)             8,100      405,081
              Fastenal Company                         30,800    1,441,748
              FedEx Corporation                        76,100    8,761,393
              GATX Corporation                         12,600      589,680
              Graco, Inc.                              17,152      801,856
              Grainger (W.W.), Inc.                    18,900    1,453,788
              Granite Construction Incorporated         7,725      358,131
              Herman Miller, Inc.                      17,300      532,667
              HNI Corporation                          12,600      666,288
              Hubbell Incorporated, Class B            15,060      777,849
              Ikon Office Solutions                    32,800      432,960
              Illinois Tool Works, Inc.                51,300    5,268,510
              JetBlue Airways Corporation (a)          38,550      395,523
              Kadant, Inc. (a)                          3,700       87,357
              Kansas City Southern Industries, Inc. (a)18,900      459,270
              Kelly Services, Inc.                      5,075      140,425
              Lawson Products, Inc.                       400       16,968
              Lincoln Electric Holdings, Inc.          10,500      575,505
              Masco Corporation                       104,300    3,327,170
              Milacron, Inc. (a)                       12,633       17,813
              Monster Worldwide (a)                    31,200    1,790,880
              Nordson Corporation                       8,000      427,600
              Norfolk Southern Corporation            103,100    5,567,400
              Pall Corp.                               31,100      938,598
              Pitney Bowes, Inc.                       56,700    2,372,895
              Robert Half International, Inc.          42,600    1,800,702
              Ryder System, Inc.                       15,200      792,680
              Smith (A.O.) Corporation                  5,200      246,584
              Southwest Airlines Co.                  175,862    2,852,482
              SPX Corporation                          14,430      790,043
              Standard Register Company                 4,700       64,155
              Steelcase, Inc.                          13,300      248,976
              Tennant Company                           2,300      117,070
              Thomas & Betts Corporation (a)           12,800      728,960
              Toro Company                             10,800      534,060

              Trex Company, Inc. (a)                    1,700       50,796
              United Parcel Service, Inc., Class B    272,933   22,126,677
              YRC Worldwide, Inc. (a)                  14,780      620,760
                                                            --------------
                                                               110,072,114
                                                            --------------

INFORMATION TECHNOLOGY - 19.5%
              3Com Corporation (a)                     97,600      526,064
              Adaptec, Inc. (a)                        27,400      151,522
              ADC Telecommunications (a)               30,028      672,327
              Adobe Systems Incorporated (a)          149,900    5,876,080
              Advanced Micro Devices, Inc. (a)        120,200    3,888,470
              Advent Software, Inc. (a)                 4,200      147,840
              Analog Devices, Inc.                     91,500    3,469,680
              Andrew Corporation (a)                   39,300      415,794
              Apple Computer, Inc. (a)                213,200   15,007,148
              Applied Materials, Inc.                 397,200    7,129,740
              Arrow Electronics, Inc. (a)              30,200    1,093,240
              Autodesk, Inc. (a)                       58,000    2,438,320
              Automatic Data Processing, Inc.         144,874    6,386,046
              BMC Software, Inc. (a)                   52,400    1,128,696
              CDW Corporation                          15,400      916,608
              Ceridian Corporation (a)                 35,700      865,011
              Cisco Systems, Inc. (a)               1,537,214   32,204,633
              Coherent, Inc. (a)                        7,700      284,977
              Compuware Corporation (a)                95,700      734,976
              Convergys Corp. (a)                      35,500      691,185
              Dell Inc. (a)                           588,186   15,410,473
              Electronic Arts Inc. (a)                 75,700    4,299,760
              Electronic Data Systems Corporation     128,900    3,490,612
              EMC Corporation (a)                     594,000    8,024,940
              Entegris, Inc. (a)                       20,000      203,600
              Gerber Scientific, Inc. (a)               5,700       59,109
              Hewlett-Packard Company                 706,910   22,953,368
              Imation Corporation                       9,100      382,200
              Intel Corporation                     1,470,355   29,377,693
              Lexmark International Group, Inc. (a)    26,800    1,305,160
              LSI Logic Corporation (a)                96,300    1,025,595
              Lucent Technologies, Inc. (a)         1,121,792    3,129,800
              Merix Corporation (a)                     3,750       43,275
              Micron Technology, Inc. (a)             155,300    2,635,441
              Microsoft Corporation                 2,221,030   53,637,872
              Molex Incorporated                       35,646    1,323,180
              National Semiconductor Corporation       84,300    2,527,314
              Novell, Inc. (a)                        100,000      822,000
              Novellus Systems, Inc. (a)               33,300      822,510
              Palm, Inc. (a)                           23,208      524,501
              Paychex, Inc.                            83,500    3,372,565
              Plantronics, Inc.                        11,000      412,500
              Polycom, Inc. (a)                        20,600      453,200
              Qualcomm, Inc.                          414,000   21,254,760
              Red Hat, Inc. (a)                        38,400    1,128,576
              Salesforce.com, Inc. (a)                 27,000      946,350
              Sapient Corporation (a)                  15,500      121,365
              Solectron Corporation (a)               228,600      914,400
              Sun Microsystems, Inc. (a)              864,400    4,322,000
              Symantec Corporation (a)                260,800    4,271,904
              Tektronix, Inc.                          19,800      699,336
              Tellabs, Inc. (a)                       113,700    1,802,145
              Texas Instruments, Inc.                 399,978   13,883,236
              Xerox Corporation (a)                   234,100    3,286,764
              Xilinx, Inc.                             85,900    2,376,853
                                                            --------------
                                                               295,272,714
                                                            --------------

MATERIALS - 1.8%
              Air Products & Chemicals, Inc.           55,900    3,830,268
              Airgas, Inc.                             16,200      655,290
              Aleris International, Inc. (a)            7,900      365,375
              Bemis Company, Inc.                      26,000      817,960
              Cabot Corporation                        16,300      586,800
              Calgon Carbon Corporation                10,100       75,649
              Caraustar Industries, Inc. (a)            7,200       71,352
              Crown Holdings, Inc. (a)                 41,700      668,451
              Ecolab, Inc.                             45,600    1,723,680
              Engelhard Corporation                    31,400    1,206,074
              Fuller (H.B.) Company                     7,300      381,790
              Lubrizol Corporation                     16,700      728,287
              MeadWestvaco Corp.                       45,812    1,306,100
              Minerals Technologies, Inc.               5,300      303,266
              Nucor Corporation                        38,800    4,222,216

              Praxair, Inc.                            80,700    4,529,691
              Rock-Tenn Company, Class A                9,000      142,830
              Rohm & Haas Company                      35,987    1,820,942
              Schnitzer Steel Industries Inc., Class A  5,800      228,114
              Sealed Air Corporation                   20,300    1,093,155
              Sigma-Aldrich Corporation                17,000    1,166,370
              Sonoco Products Company                  24,645      771,881
              Valspar Corporation                      26,200      741,460
              Wausau-Mosinee Paper Corporation         10,500      150,990
              Wellman, Inc.                             4,400       24,333
              Worthington Industries, Inc.             17,100      337,725
                                                            --------------
                                                                27,950,049
                                                            --------------
TELECOMMUNICATION SERVICES - 5.6%
              AT&T, Inc.                              969,667   25,414,972
              BellSouth Corporation                   449,300   15,177,354
              Citizens Communications Company          80,667    1,071,258
              Sprint Corp. - FON Group                741,600   18,391,680
              Telephone and Data Systems, Inc.         26,000    1,019,200
              Verizon Communications                  731,522   24,162,172
                                                            --------------
                                                                85,236,636
                                                            --------------


UTILITIES - 0.8%
              AGL Resources, Inc.                      18,800      665,144
              Cascade Natural Gas Corporation           2,900       59,364
              Cleco Corporation                        12,200      274,500
              Energen Corporation                      18,300      645,441
              Equitable Resources, Inc.                30,000    1,065,300
              IDACORP, Inc.                            11,300      384,765
              KeySpan Corporation                      43,600    1,760,568
              MGE Energy, Inc.                          4,400      140,360
              National Fuel Gas Company                21,800      724,850
              NICOR, Inc.                              11,400      451,554
              NiSource, Inc.                           68,347    1,442,805
              Northwest Natural Gas Company             6,500      224,510
              OGE Energy Corporation                   21,900      660,504
              Peoples Energy Corporation                9,400      341,502
              Pepco Holdings, Inc.                     46,800    1,080,144
              Questar Corporation                      21,300    1,705,065
              Southern Union Company                   24,421      632,992
              WGL Holdings                             12,600      370,692
                                                            --------------
                                                                12,630,060
                                                            --------------

              Total Investments - 99.5%                     $1,511,175,692
              (Cost $1,180,703,247)(b)

              Other Assets, less liabilities - 0.5%              6,943,275
                                                            --------------
              Net Assets - 100.0%                           $1,518,118,967
                                                            ==============



              (a) Non-income producing security.
              (b) The aggregate cost for federal income tax purposes is
                  $1,295,044,126. The aggregate gross unrealized appreciation is $320,035,097, and the aggregate gross unrealized depreciation is $103,903,531, resulting in net unrealized appreciation of $216,131,566.



              SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL INDEX TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING
POLICIES
Domini Social Index Trust (Index Trust) is a series of Domini Social Trust (formerly Domini Social Index Portfolio) which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. Effective June 1, 2006, the Index Trust changed its name to Domini Social Equity Trust. The Index Trust intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Index Trust. The Index Trust commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Index Trust's significant accounting policies.

(A) VALUATION OF INVESTMENTS. The Index Trust values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Index Trust securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Index Trust's Board of Trustees.

(B) DIVIDEND INCOME. Dividend income is recorded on the ex-dividend date.

(C) FEDERAL TAXES. The Index Trust will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Index Trust will be taxed on its share of the Index Trust's ordinary income and capital gains. It is intended that the Index Trust will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-Q (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/Kristina A. Curtis
----------------------------------
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Kristina A. Curtis
---------------------------------
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2006

/s/Bernadette Buck
--------------------------------
Bernadette Buck
Treasurer and Principal Financial Officer
June 28, 2006